Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 45,853	$ (149,386)	$ 80,116
Other comprehensive income (loss), net of tax:
Foreign currency translation	(37,372)	(76,382)	(12,246)
Post-employment benefits (expenses):
Loss recognized in accumulated other comprehensive loss	(190)	(195)	(55)
Reclassification of net loss to consolidated statement of income	152	236	864
Post-employment (expenses) benefits (net of deferred income taxes of $21, $70 and $42).	(38)	41	809
Cash flow hedges:
Net gain (loss) recognized in accumulated other comprehensive loss	19,698	54,287	(5,185)
Reclassification of net (gain) loss to consolidated statement of income	(5,301)	(43,324)	85
Cash flow hedges (net of deferred income taxes of $(2,332), $(2,582) and $1,290)	14,397	10,963	(5,100)
Total other comprehensive loss	(23,013)	(65,378)	(16,537)
Comprehensive income (loss)	22,840	(214,764)	63,579
Less: Comprehensive income attributable to non-controlling interests	(262)	(42)	(142)
Comprehensive income (loss) attributable to Arcos Dorados Holdings Inc.	$ 22,578	$ (214,806)	$ 63,437